Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions
The Company held derivative instruments with absolute notional values as follows:

	As of December 31,
	2014	2013
Interest rate caps (a)	$8,333	$8,924
Interest rate swaps	1,592	850
Foreign exchange contracts	493	1,014

Commodity contracts (millions of gallons of unleaded gasoline)	—	8
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(a)
Represents $6.2 billion of interest rate caps sold, partially offset by approximately $2.1 billion of interest rate caps purchased at December 31, 2014 and $7.1 billion of interest rate caps sold, partially offset by approximately $1.8 billion of interest rate caps purchased at December 31, 2013. These amounts exclude $4.2 billion and $5.2 billion of interest rate caps purchased by the Company’s Avis Budget Rental Car Funding subsidiary at December 31, 2014 and 2013, respectively.

Fair Value of Derivative Instruments
Fair values (Level 2) of derivative instruments are as follows:

	As of December 31, 2014		As of December 31, 2013
	Fair Value, Asset Derivatives	Fair Value, Liability Derivatives	Fair Value, Asset Derivatives	Fair Value, Liability Derivatives
Derivatives designated as hedging instruments
Interest rate swaps (a)	$1	$3	$2	$1

Derivatives not designated as hedging instruments
Interest rate caps (b)	—	10	2	13
Interest rate swaps (a)	—	—	—	—
Foreign exchange contracts (c)	5	2	3	5
Commodity contracts (c)	—	1	—	—
Total	$6	$16	$7	$19
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Amounts in this table exclude derivatives issued by Avis Budget Rental Car Funding, as it is not consolidated by the Company; however, certain amounts related to the derivatives held by Avis Budget Rental Car Funding are included within accumulated other comprehensive income (loss), as discussed in Note 15—Stockholders’ Equity.

(a)	Included in other non-current assets or other non-current liabilities.

(b)	Included in assets under vehicle programs or liabilities under vehicle programs.

(c)	Included in other current assets or other current liabilities.

Schedule of Effect of Derivatives Recognized
The effects of derivatives recognized in the Company’s Consolidated Financial Statements are as follows:

	Year Ended December 31,
	2014	2013	2012
Derivatives designated as hedging instruments
Interest rate swaps (a)	$(2)	$1	$13
Derivatives not designated as hedging instruments (b)
Foreign exchange contracts (c)	8	27	(31)
Interest rate caps (d)	(3)	4	(15)
Commodity contracts (e)	(3)	1	3
Total	$—	$33	$(30)
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(a)	Recognized, net of tax, as a component of accumulated other comprehensive income within stockholders’ equity.

(b)	Gains (losses) related to derivative instruments are expected to be largely offset by (losses) gains on the underlying exposures being hedged.

(c)
For the year ended December 31, 2014, included a $10 million gain included in interest expense and a $2 million loss included in operating expenses. For the year ended December 31, 2013, included a $20 million gain in interest expense and a $7 million gain included in operating expenses. For the year ended December 31, 2012, included a $32 million loss in interest expense and a $1 million gain in operating expenses.

(d)
For the year ended December 31, 2014, amounts are included in vehicle interest, net. For the year ended December 31, 2013, $1 million of expense is included in vehicle interest, net and a $5 million gain is included in interest expense. For the year ended December 31, 2012, amounts are included in vehicle interest, net.

(e)	Included in operating expenses.

Schedule of Carrying Amounts and Estimated Fair Values
The carrying amounts and estimated fair values (Level 2) of debt instruments are as follows:

	As of December 31, 2014		As of December 31, 2013
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Corporate debt
Short-term debt and current portion of long-term debt, excluding convertible debt	$28	$28	$23	$23
Long-term debt, excluding convertible debt	3,392	3,439	3,305	3,416
Convertible debt	—	—	66	159

Debt under vehicle programs
Vehicle-backed debt due to Avis Budget Rental Car Funding	$6,340	$6,407	$5,656	$5,732
Vehicle-backed debt	1,766	1,771	1,668	1,675
Interest rate swaps and interest rate caps (a)	10	10	13	13
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(a)	Derivatives in liability position.